Annual Fund Operating Expenses	Feb. 01, 2026
Baywood ValuePlus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Baywood ValuePlus Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.60%
Expenses (as a percentage of Assets)	4.10%
Fee Waiver or Reimbursement	(3.40%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Baywood SociallyResponsible Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Baywood SociallyResponsible Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(1.02%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[3]

[1]	SKBA Capital Management, LLC (the “Advisor”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70% through January 31, 2027 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may recoup from a Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[2]	SKBA Capital Management, LLC (the “Advisor”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2027 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may recoup from a Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights because they do not include Acquired Fund Fees and Expenses (“AFFE”).